CASH AND CASH EQUIVALENTS - Cash and Cash Equivalents by Currency (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	€ 316	€ 309	€ 360	€ 386
Euro
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	88	185
US dollar
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	27	6
British pound
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	124	33
Norwegian krone
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	44	26
Swedish krona
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	21	44
Other
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	€ 12	€ 15